Financial Liabilities	12 Months Ended
Dec. 31, 2024
Financial Liabilities [Abstract]
FINANCIAL LIABILITIES
NOTE 17 –	FINANCIAL LIABILITIES

a.	Convertible loans

1.	On each of February 23, 2023, June 11, 2023 and July 7, 2023, the Company entered into Convertible Loan Agreements (together the “Shayna Loan Agreements”) with Shayna LP, a Cayman Islands company (“Shayna”), in the amounts of NIS 10,000 thousand (approximately $2,800 thousand), NIS 5,000 thousand (approximately $1,400 thousand) and NIS 1,850 thousand (approximately $500 thousand) respectively (each a “Shayna Loan" and, together, the “Shayna Loans”). The Shayna Loans will not bear interest unless the Company defaults in making certain payments under the Shayna Loans. In the event that the Company defaults on certain payments under the Shayna Loans, then Shayna Loans will bear interest at an annual rate of 8% until paid in full.

Following an amendment that the Company entered into with Shayna on August 17, 2023, the Shayna Loans will each be convertible at the option of Shayna at a conversion price equal to a $20.00 per ordinary share.

Under the first Shayna Loan Agreement, the Company agreed to issue to the Shayna warrants to purchase a number of ordinary shares, equal to an amount of shares converted by the Shayna (in the event that the Shayna elects to convert a portion of the first Shayna loan), at an exercise price equal to the conversion price determined pursuant to the first Shayna Loan Agreement, which is 35% lower than the average price of Company’s ordinary shares in the five trading days preceding a conversion notice . The warrants are exercisable for 36 months from the signing date of the first Shayna Loan Agreement. Under the second Shayna Loan Agreement, the exercise price was amended to be equal to the conversion rate under the second Shayna Loan Agreement, which is 40% lower than the average price of Company’s ordinary shares in the (a) five trading days preceding a conversion notice, or (b) the five trading days preceding the signing date of the second Shayna Loan Agreement, whichever is lower. The expiration date was also amended to be 24 months from the date of issuance of such warrant. Under the third Shayna Loan Agreement, the exercise price was changed to be equal to the conversion rate under the third Shayna Loan Agreement, which is: 40% lower than the average price of Company’s ordinary shares in the (a) five trading days preceding a conversion notice, or (b) the five trading days preceding July 8, 2023, whichever is lower.

Pursuant to the Shayna Loan Agreements, the Company agreed to file a registration statement on Form F-1 (the “Registration Statement”) to register (i) the shares issuable upon conversion of the Shayna Loans; (ii) any warrants issuable under the Shayna Loan Agreements and (iii) the shares issuable upon exercisable of the warrants to be issued under the Shayna Loan Agreements, no later than 7 days following the filing our Annual Report on Form 20-F for the fiscal year ended December 31, 2022. The Company also agreed to make every effort and take all the necessary actions so that the aforementioned registration statement will be declared effective by the SEC as early as possible after its submission to the SEC and in order for it to remain effective until all shares held by Shayna are sold or freely tradable under Rule 144. The Company agreed to bear all the costs associated with such registration.

In addition, Shayna will not be allowed to convert the Shayna Loans, and we will not issue shares in respect of a conversion notice, if the conversion would require the approval of our shareholders in accordance with section 270(5) and section 274 of the Companies Law 5759–1999 (the “Companies Law”), and this conversion and allocation will be postponed to the earliest date given in accordance with section 270(5) and Article 274 of the Companies Law.

If, at any point following the conversion of the Shayna Loans, Shayna were to own 7% or more of our issued and outstanding shares, Shayna will be entitled to require us, to register for resale all of the Company’s shares for resale by Shayna, as well as ordinary shares that may be issued upon the exercise of warrants, which Shayna will be entitled to as a result of the conversion of the Shayna Loans, on Form F-1 or Form F-3, as applicable, within 21 days after receiving a written notice from Shayna. Additionally, pursuant to the Shayna Loan Agreements, Shayna will be entitled to standard “piggyback registration rights” in any case that we submit a registration document to the SEC to register our shares for sale by us or any other party and will also be entitled to participate in any sale of shares under that registration statement.

In connection with the Shayna Loans, the Company agreed to pay commission totaling NIS 467 thousand (approximately $125 thousand) to an affiliate of Shayna. In addition, commencing on August 10, 2023, the Company agreed to pay to Shayna a consulting fee equal to $96 thousand per month (plus value added tax) in 12 equal monthly payments, totaling $1,151 thousand for advisory services to be provided pursuant to the Shayna Loan Agreements. The Company also agreed to pay a commission equal to NIS 375 thousand (approximately $105 thousand) together with warrants to purchase the Company’s ordinary shares having a value equal to NIS 375 thousand upon the date of grant to A-Labs.

Both loans were classified as short-term loans due to violation of the financial covenants in which the Company had to register the ordinary shares subject to the loan agreements within a period of 90 days of execution, however the Company failed to file such registration statements within such time periods.

In order to guarantee Shayna’s rights under the Shayna Loans and to receive the brokerage and consulting fees set forth above, each of Vizerion Ltd., A-Labs and Uzi Moskovich, the Company’s former chief executive officer, (together the “Pledgors”), agreed to pledge all shares and warrants of the Company held by them in favor of Shayna. If the Company fails to register the shares issuable upon conversion of the Shayna Loans within 90 days of the signing of the Shayna Loan Agreements, then Shayna may, at its sole option, foreclose on the shares, in proportion of the holdings of each of the Pledgors, in exchange for assigning Shayna’s rights under the Shayna Loan Agreement to the Pledgors for the allocation of shares in the same number that was exercised by Shayna, and all other rights of Shayna under the Shayna Loan Agreements will remain in effect.

If the registration of the shares is completed and Shayna is paid in full for the consulting fee noted above, the pledges on the shares will be canceled.

Pursuant to an agreement dated March 3, 2024 between Shayna and Akina Holding Limited (“Akina”), most of the rights of Shayna under the Shayna Loan Agreements were assigned to Akina. Thereafter, in March-May 2024, the Company made several amendments to the Shayna Loan Agreements involving Shayna and Akina, which are summarized below. For more information please refer to Note 28(13).

First Amendment – March 31, 2024

●	Conversion price: Shayna and Akina will be entitled to convert the loan amounts in their entirety, for up to a total of 512,937 ordinary shares (calculated under an agreed USD/NIS exchange rate of NIS 36.5 to $10.0, and at a conversion price of $9.0 per ordinary share), of which Akina will be entitled to receive 389,746 shares, and Shayna will be entitled to receive 123,192 shares.

●	Warrant coverage: total warrant coverage for the entire loan amounts, with the same number of shares and division between Akina and Shayna as detailed above, and an exercise price of $9.0 per ordinary share.

●	Limitation on Beneficial Ownership: standard clause limiting each of Shayna and Akina to 4.99%.

●	Condition to effectiveness: only when duly approved by the board of directors of the Company, at its sole discretion

Second Amendment – May 9, 2024

(i)	Conversion of a cash payment of $1,151 thousand payable for consulting fee under the Convertible Loan Agreements, to 127,867 ordinary shares of the Company (calculated under a conversion rate of $9.0 per ordinary share) and 127,867 warrants (with an exercise Price of $8.0 per ordinary share and an exercise period of up to 6 months); and

(ii)	Approval of the sale of Shayna rights under the Shayna Loan Agreements to receive certain converted shares and to exercise certain warrants from Shayna to another lender.

During the year ended December 31, 2024, Akina has converted the loan under the Shayna Loan Agreements into the Company’s ordinary shares, pursuant to which conversions the Company has issued 512,937 ordinary shares, and exercised a warrant to purchase 448,230 ordinary shares of the Company at an exercise price of $9.00 per share. In addition, Shayna exercised a warrant to purchased 127,867 ordinary shares of the Company at an exercise price of $8.00 per share.

2.	On May 4, 2023, the Company signed a Securities Purchase Agreement (“SPA”) to issue Lind Global Asset Management VI LLC, an investment fund managed by The Lind Partners, a New York based institutional fund manager (together, “Lind”), up to two (2) secured convertible promissory notes in three tranches (the “Notes” and each a “Note”) for proceeds up to $16,000 thousand and warrants to purchase the Company’s ordinary shares. The first tranche occurred on May 8, 2023 and consisted of the issuance and sale of a Note with a price of $6,000 thousand, a principal amount of $7,200 thousand and the issuance of warrants to 245,821 ordinary shares with an exercise price of $35 and a term of 5 years. The price for the initial Note consisted of two separate funding amounts.

On August 23, 2023, as consideration for the amendments to the first tranche, the Company agreed to amend the Note and increase the principal amount of the Note from $7,200 thousand to $9,600 thousand.

The initial funding of $4,500 thousand was received by the Company (less legal fees and a 3.5% commitment fee) and the funding of the remaining $1,500 thousand was received during September 2023 (the “First Closing”). The second tranche consisted of the issuance and sale to Lind of a Note for $10,000 thousand and a principal amount of $12,000 thousand, and the issuance of additional warrants to acquire ordinary shares on the same terms as the warrants issued to Lind described above. The second closing (the “Second Closing”) will occur sixty (60) days following the registration of the ordinary shares issuable upon conversion of the Note and the ordinary shares. The Second Closing is subject to certain conditions precedent as set forth in the SPA. As of the date of these financial statements, the Second Closing has not yet occurred.

The Note issued under the SPA in the First Closing has a maturity date of May 8, 2025, and the Note issued under the SPA in the Second Closing will have a maturity date of 2 years from the date of issuance (the “Maturity Date”). Beginning on the date that is either the earlier of (1) a registration statement registering the ordinary shares issuable upon the conversion of the Notes and exercise of the warrants being declared effective by the SEC and (2) 120 days from the issuance date of each Note, the Company shall repay the Note in twelve consecutive monthly installments, (each, a “Payment Date” and collectively the “Monthly Payments”) an amount equal to USD 600 thousands (the “Repayment Amount”), with the option of Lind to increase one Monthly Payment up to USD 1.5 million by providing written notice.

The Company has the option to make the Monthly Payments (i) in cash in the amount equal to the Repayment Amount multiplied by 1.05, (ii) ordinary shares, or (iii) a combination of cash and ordinary shares. The amount of ordinary shares to be issued upon repayment shall be calculate by dividing the Repayment Amount being paid in ordinary shares by the Repayment Share Price. The “Repayment Share Price” will be equal to ninety percent (90%) of the average of the lowest five (5) consecutive daily VWAPs during the twenty (20) Trading Days prior to the payment Date.

During the year ended December 31,2024, Lind converted an amount of $4,800 thousand into 705,582 ordinary shares.

During the year ended December 31,2023, Lind converted an amount of $4,800 thousand into 221,537 ordinary shares.

3.	On February 26, 2023, the Company entered into two convertible notes agreements with Alliance Global Partners (“AGP”), the representative of the underwriters in RNER’s IPO and a stockholder of RNER, and another vendor involved in the Reverse Recapitalization (the “Vendor”). Pursuant to the convertible notes' agreements, AGP and the Vendor purchased an aggregate principal amount of $5,219 thousand and $349 thousand of convertible notes, respectively. Each convertible note will bear interest at a rate of 6% per annum, has a maturity date of March 1, 2024, and will be optionally convertible for Company ordinary shares, at any time prior to the convertible notes being paid in full.

On November 22, 2024, the Company and AGP entered into an amended and restated convertible note agreement (the “Amended Note”), which contemplates that AGP will convert $250 thousand of the principal amount in each of seven 30-day periods, up to an aggregate amount of $1.8 million (but the first conversion can be in the amount of $320 thousand and final conversion $230 thousand). Upon each conversion, one-seventh of the excess debt above $1,800 thousand will be cancelled. Upon conversion of the full $1.8 million, the Amended Note will be extinguished. If an aggregate amount of $1.8 million is not converted by May 30, 2025, the terms of the Original Note will again apply, unless otherwise agreed by the parties. The Amended Note contains a conversion price equal to 93% of the prevailing market price, subject to a $4.00 floor. The floor price may be adjusted downward after three months if the market price falls below the floor price and does not subsequently increase above the floor price.

During the year ended December 31, 2023, the Company did not receive a conversion notice from AGP.

During the year ended December 31, 2024, AGP converted an aggregate amount of $1,070 thousand which was allocated to two parts: until November 2024, an aggregate amount of $500 thousand which was converted into 67,016 ordinary shares, while the remaining amount of $570 thousand, which was subject to the November 2024 Amended Note, converted into 127,729 ordinary shares.

4.	2023-2024 Investment by Accredited Investors

Between November 2023 and January 2024, the Company entered into Securities Purchase Agreements (the “First 2023-2024 Accredited Investor SPAs”) providing for the sale by the Company to certain accredited investors (the “First 2023-2024 Accredited Investors”), in unregistered private transactions, of convertible notes with an aggregate principal amount of $3,100 thousand (the “First 2023-2024 Accredited Investor Notes”), and warrants exercisable into one ordinary share for each ordinary share issuable to the Investors upon the conversion of the principal amount of the First 2023-2024 Accredited Investor Notes, assuming conversion on the respective issuance dates of the Notes (the “First 2023-2024 Accredited Investor Warrants”).

The aggregate principal amount of the First 2023-2024 Accredited Investor Notes was convertible into the Company’s ordinary shares at a rate of the lower of (i) $25.00 and (ii) the product of 75% multiplied by the arithmetic average of the volume-weighted average price of the ordinary shares in the five (5) trading days prior to the date of conversion, provided that such conversion rate would not be lower than $15.00. The First 2023-2024 Accredited Investor Notes did not bear interest and were repayable on the three-month anniversary of their issuance, subject to earlier conversion by the First 2023-2024 Accredited Investors. The First 2023-2024 Accredited Investors had the right to convert the First 2023-2024 Accredited Investors Convertible Notes, in whole or in part, at any time following their issuance.

Pursuant to the First 2023-2024 Accredited Investor SPAs, the Company issued First 2023-2024 Accredited Investor Warrants which are exercisable into 16,796 ordinary shares. The First 2023-2024 Accredited Investor Warrants are exercisable until January 1, 2027 for an exercise price equal to the closing price of the ordinary shares as of the respective issuance dates of the First 2023-2024 Accredited Investor Warrants and have a weighted average exercise price of $ 233.00.

Second 2023-2024 Accredited Investor Financing Transaction

In March 2024, the Company entered into Securities Purchase Agreements (the “Second 2023-2024 Accredited Investor SPAs”) providing for the sale by the Company to certain accredited investors (the “Second 2023-2024 Accredited Investors” and together with the First 2023-2024 Accreditor Investors, the “2023-2024 Accreditor Investors”), in unregistered private transactions, of convertible notes with an aggregate principal amount of $550 thousand (the “Second 2023-2024 Accredited Investor Notes”), and warrants exercisable into between 0.05 and 0.1 ordinary share for each ordinary share issuable to the Investors upon the conversion of the principal amount of the Second 2023-2024 Accredited Investor Notes, assuming conversion on the respective issuance dates of the Notes (the “Second 2023-2024 Accredited Investor Warrants”).

The aggregate principal amount of the Second 2023-2024 Accredited Investor Notes is convertible into the Company’s ordinary shares at a rate equal to the arithmetic average of the volume-weighted average price of the ordinary shares in the five (5) trading days prior to the date of conversion, provided that such conversion rate would not be lower than $15.00. The Second 2023-2024 Accredited Investor Notes do not bear interest and are repayable on March 14, 2027, subject to earlier conversion by the Second 2023-2024 Accredited Investors. The Second 2023-2024 Accredited Investors have the right to convert the Second 2023-2024 Accredited Investors Convertible Notes, in whole or in part, at any time following their issuance.

As of December 31, 2024, the Company issued an aggregate of 181,689 ordinary shares following the conversion by the Second 2023-2024 Accredited Investors of Second 2023-2024 Accredited Investor Notes. Pursuant to the Second 2023-2024 Accredited Investor SPAs, the Company has issued Second 2023-2024 Accredited Investor Warrants which are exercisable into 20,000 ordinary shares. The Second 2023-2024 Accredited Investor Warrants are exercisable until September 14, 2025 for an exercise price of $150.. The exercise of the 2023-2024 Accredited Investor Warrants will be limited to the extent that, upon their exercise, a 2023-2024 Accredited Investor and its affiliates would in the aggregate beneficially own more than 4.99% of the Company’s ordinary shares.

5.	Tomas Gottdiener

In March-November 2024, the Company sold to an accredited investor (the “March-November 2024 Investor”), in a series of unregistered private transaction, notes (the “March-November 2024 Notes”) with an aggregate principal amount of $11,000 thousand, and warrants (the “March-November 2024 Warrants”) pursuant to a Securities Purchase Agreement entered into with the March-November 2024 Investor (the “March-November 2024 Purchase Agreement”). The Company’s acquisition of QPoint’s shares that were not held by the Company to complete ownership of 100% of QPoint shares was partially funded by proceeds the Company received pursuant to the March-November 2024 Purchase Agreement.

The loan amount under the March-November 2024 Notes was repayable by the Company on (a) November 29, 2024 with respect to $1,000 thousand of the principal amount and (b) with respect to the remaining $10,000 thousand, the earlier of (i) August 10, 2024 with respect to $4,000 thousand of the principal amount and September 24, 2024 with respect to $6,000 thousand of the principal amount, or (ii) five (5) business days following the closing of a financing in the Company of at least $25,000 thousand. The principal amount under the March-November 2024 Notes carries a variable interest rate based on the date of repayment as follows: (a) with respect to $8,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to May 12, 2024, 7%, (ii) for the principal amount repaid following May 12, 2024 and on or prior to June 12, 2024, a rate between 7% and 8.5% of such principal amount computed by adding to 7% the result obtained by multiplying 1.5 by the quotient of the number of days elapsed in such period until (and including) the repayment date divided by the number of days in such period, and (iii) for the principal amount repaid following June 12, 2024, 8.5% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following June 12, 2024 and ending on the repayment date; (b) with respect to $2,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to September 24, 2024, 10%, and (ii) for the principal amount repaid following September 24, 2024, 10% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following September 24, 2024 and ending on the repayment date; and (c) with respect to $2,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to November 29, 2024, 8.5% of such principal amount, and (ii) for the principal amount repaid following November 29, 2024, 8.5% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following November 29, 2024 and ending on the repayment date.

If the March-November 2024 Notes are not repaid prior to the applicable maturity date, the March-November 2024 Investor may convert the applicable portion of the outstanding loan amount into the Company’s ordinary shares at a rate equal to the arithmetic average of the closing price of the ordinary shares in the five (5) trading days prior to the date of conversion, provided that such conversion rate shall not be lower than $5.00. The loan amount is secured by a pledge on the shares of the Qpoint group. Additionally, for so long as the loan amount under the March-November 2024 Notes is outstanding, the Company has undertaken to cause the Qpoint group to adopt a dividend policy and designate dividend proceeds for the repayment of the loan amount.

The March-November 2024 Warrants issued under the March-November 2024 Purchase Agreement were exercisable as follows: (i) March-November 2024 Warrants exercisable into 444,444 ordinary shares were exercisable at an exercise price equal to $7.00 per share until March 12, 2027, (ii) March-November 2024 Warrants exercisable into 400,000 ordinary shares were exercisable at an exercise price equal to $7.00 per share until April 3, 2027, (iii) March-November 2024 Warrants were exercisable into 100,000 ordinary shares are exercisable at an exercise price equal to $5.00 per share until June 26, 2027, (iv) March-November 2024 Warrants were exercisable into 200,000 ordinary shares are exercisable at an exercise price equal to $7.00 per share until June 26, 2027, and (v) March-November 2024 Warrants were exercisable into 150,000 ordinary shares are exercisable at an exercise price equal to $5.50 per share until June 26, 2027.

The conversion of the March-November 2024 Notes and the exercise of the March-November 2024 Warrants will be limited to the extent that, upon the conversion or exercise, the March-November 2024 Investor and its affiliates would in aggregate beneficially own more than 4.99% of the ordinary shares. As of December 31, 2024, the entire amount of the loan was still outstanding.

6.	J.J. Astor Financing

In December 2024, the Company entered into a Loan Agreement with J.J. Astor & Co. (“Astor”) pursuant to which Astor agreed to loan the Company $2,200 thousand in consideration for a promissory `note in the principal amount of $2,750 thousand (the “December 2024 Note”). After fees and expenses, the net proceeds of the loan were $2,087 thousand. The December 2024 Note is payable in 40 weekly installments of $68,750 each in cash or registered ordinary shares, at the Company’s election.

The Company is entitled to prepay the December 2024 Note at any time, with declining discounts for prepayment within 30, 60 or 90 days. Upon an event of default, the outstanding principal amount will increase to 110% of the outstanding principal amount, plus interest thereon at the rate of 16% per annum. The December 2024 Note will be convertible by Astor following an event of default.

The conversion price of the December 2024 Note is 80% of the average of the four lowest VWAP prices for the 20 trading days prior to conversion but not lower than the 20% of the average of the four lowest VWAP prices for the 20 trading days prior to the closing date. To the extent that the conversion price is lower than such minimum price, the Company will be required to pay a make-whole payment.

One-half of the net proceeds of the amount the Company raises in any subsequent equity financing of less than $5 million will be required to be used to prepay the December 2024 Convertible Note, and all of larger equity financings will be required to be used to prepay the December 2024 Convertible Note.

The Company agreed to issue to Astor a five-year warrant to purchase 129,412 ordinary shares at an exercise price of $8.50 per share (the “December 2024 Warrant”), subject to adjustment in certain circumstances, including dilutive issuances. The Company undertook to register the shares issuable upon conversion of the December 2024 Convertible Note and upon exercise of December 2024 Warrant on the Company’s registration statement on Form F-1. If there is no such registration statement in effect, the holder of the December 2024 Warrant will be entitled to exercise on a cashless basis. The Company could be required to pay liquidated damages of up to 10% of the principal amount of the Note if the Company does not satisfy its obligations under the registration rights agreement on a timely basis. The December 2024 Convertible Note and December 2024 Warrant are subject to a limitation that prohibits ownership of more than 4.99% the Company’s outstanding share capital at any time.

Each of the Company’s subsidiaries agreed to guarantee the December 2024 Convertible Note and the Company and each of its subsidiaries agreed to grant a subordinated pledge over its assets to secure the December 2024 Convertible Note, each to become effective following an event of default and receipt of consent from the Company’s senior lenders. Failure to obtain such consents will be deemed an event of default under the December 2024 Convertible Note. While the Company is currently in default of certain terms under the Loan Agreement with Astor, the Company is in discussions with Astor to restructure its obligations thereunder.

7.	Claymore Capital Financings

In August 2024, the Company entered into Securities Purchase Agreements with multiple private investors to raise gross proceeds of approximately $3.3 million in exchange for the issuance of convertible notes (the “August 2024 Notes”) with an aggregate principal amount of approximately $4,000 thousand and warrants to acquire an aggregate of approximately 4.7 million ordinary shares of the Company. The August 2024 Notes are unsecured, have a term of two years and do not accrue interest. They are convertible into ordinary shares of the Company at any time at the option of the holder of each note at a price equal to the lower of $7.00 and the price per share at which the Company sells ordinary shares to a third party, but in no event less than $5.00. The August 2024 Warrants are exercisable for a period of three years at an exercise price of $10.00 per share. In the event that the conversion price of the August 2024 Notes is reduced, the exercise price of the August 2024 Warrants will be reduced proportionately. Claymore Capital PTY Ltd. (“Claymore”) served as the placement agent for this transaction and received a fee of approximately $233 thousand in cash and a warrant to purchase approximately 110,000 ordinary shares of the Company on terms substantially similar to the terms of the August 2024 Warrants.

In August 2024, Claymore agreed to extend a loan to the Company in the amount of $500 thousand with interest at the rate of 10% of the principal amount until it was subsequently repaid in August 2024. In November 2024, Claymore agreed to extend a loan of an additional $200 thousand with interest at the cumulative rate of 20% of the principal amount until it was subsequently repaid in December 2024.

In addition, in November and December 2024, Claymore and investors introduced by Claymore made follow-on investments on the terms of the August 2024 financing in the aggregate amount of $1,100 thousand in exchange for convertible notes with an aggregate principal amount of $1,331 thousand and warrants to purchase an aggregate of 157,143 ordinary shares. The convertible notes are unsecured, have a term of two years and do not accrue interest. They are convertible into ordinary shares of the Company at any time at the option of the holder of each note at a price of $7.00, subject to adjustment in certain circumstances, including dilutive issuances, but no lower than $5.00. The warrants to purchase an aggregate of 157,143 ordinary shares are exercisable for a period of three years at an exercise price of $10.00 per share. In the event that the conversion price of the note is reduced, the exercise price of the warrant will be reduced proportionately. Claymore’s placement fees for the foregoing follow-on investments amounted to $77 thousand in cash, 110,000 ordinary shares and a warrant to purchase 36,666 ordinary shares on the same terms of the investors’ warrants.

In addition, in December 2024, Claymore and investors introduced by Claymore loaned the Company an aggregate of $111,250 in exchange for notes with an aggregate principal amount of $123,611 and warrants to purchase an aggregate of 111,250 ordinary shares. The notes are unsecured, and do not accrue interest. However, in the event that the note has not been repaid by the maturity date, interest will accrue at a rate of 5% per month. The notes are repayable at the earlier of (i) the six-month anniversary of the issuance of the note or (ii) five business days following the closing of a financing of at least $10,000 thousand or the sale of the Company’s Qpoint subsidiary. If the notes are not repaid by the maturity date, they will be convertible at a conversion price at 20% below the arithmetic average of the closing market prices per share of the ordinary shares in the five trading days prior to the maturity date, but not less than $5.00. The warrants to purchase an aggregate of 111,250 ordinary shares are exercisable for a period of three years at an exercise price of $5.00 per share. In the event that the conversion price of the note is reduced, the exercise price of the warrant will be reduced proportionately. Claymore’s placement fees for the foregoing loan amounted to $77,875 in cash, and a warrant to purchase 111,250 ordinary shares on the same terms of the investors’ warrants.

The conversion of the notes and warrants issued in the foregoing financings are limited to the extent that, upon conversion or exercise, the holder and its affiliates would in the aggregate beneficially own more than 4.99% of the Company’s outstanding ordinary shares. The Company has undertaken to register the resale of the ordinary shares underlying such notes and warrants on a registration statement with the SEC.

The loans described above include conversion options. According to IAS 32, the conversion options are classified as financial liability, as the conversion rate does not comply with the fixed-to-fixed requirements since the conversion ratio to ordinary share is not fixed and depend on the share price of the Company.

The instrument as a whole constitutes a hybrid contract that include non-derivative host contract (“the loan”) and embedded derivative (the conversion option).

b.	Warrants Liabilities

In February 2023, at the effective time of the Reverse Recapitalization (the “Effective Time”), each unit of RNER (a “RNER Unit”) issued and outstanding immediately prior to the Effective Time automatically detached and the holder of each such RNER Unit became deemed to hold one share of RNER common stock (each a “RNER Share”) and one warrant of RNER entitling the holder to purchase three-fourths of one RNER Share per warrant at a price of $115.00 per whole share (exercisable only for whole shares) (each, a “RNER Warrant”).

In addition, each RNER Share issued and outstanding immediately prior to the Effective Time automatically converted into the right to receive 0.0899 Company ordinary shares, and each RNER Warrant issued and outstanding immediately prior to the Effective Time converted into the right to receive 0.0899 warrants of the Company (a “New Warrant”) subject to downward adjustment to the next whole number in case of fractions of warrants.

A total of 160,438 New Warrants to purchase three-fourths of one ordinary share of the Company were issued to holders of the RNER warrants, of which 5,359 warrants are private warrants and the remaining 155,078 warrants are public warrants. As a result of this conversion the New Warrants’ and the reverse share split at a ratio of 1:10 that was effected in December 2023 and in March 2025, the exercise price increased to $1,280 per each share.

The warrants were classified as financial liability and measured at fair value as of the issuance date. After the initial recognition, at each period end date, the warrants measured at fair value and all changes in fair value are recognized through profit or loss.

Through December 31, 2024, no warrants were exercised into ordinary shares of the Company.

c.

Fair Value measurements

The carrying amounts of cash and cash equivalents, restricted cash, restricted bank deposit, trade receivables, other account receivables, inventories, other short term loans, trade payables, other payables and other long term loans approximate their fair values due to the short-term maturities of such instruments.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024
	Level 1	Level 3

Public warrants	583	-
Private warrants	-	13,301
Conversion component of convertible loans	-	5,141
Total	583	18,442

The Company classifies its public warrants as Level 1 based on quoted market price in active markets.

The Company measures the fair value of private warrants by the Black-Scholes model, which are classified as Level 3.

As of December 31, 2024, and December 31, 2023, the Company did not have any instrument measures at fair value, which was classified as Level 2.

The Company measures the fair value of Conversion component of convertible loans and warrants by using a Black-Scholes and Monte Carlo simulation models. All of those components are classified, as Level 3, due to the use of unobservable inputs.

The key inputs into the Black-Scholes models for the private warrants were as follows:

Input

December 31, 2024
Risk- free interest rate	4.25%
Expected term (years)	1.119-2.2
Expected volatility	143.23%
Exercise price	11.7-28.5
Underlying share price	6.9

The key inputs into the Black-Scholes or Monte Carlo simulation models for the Conversion component of convertible loans were as follows:

Shayna- Loan Agreements -Black Scholes- option

Input

December 31, 2024
Risk- free interest rate	4.18%
Expected term (years)	1.25
Expected volatility	149.39%
Exercise price	9.0
Underlying share price	6.9

Lind-Black Scholes- option

Input

December 31, 2024
Risk- free interest rate	4.3%
Expected term (years)	3.65
Expected volatility	143.23%
Exercise price	35.0
Underlying share price	6.9

2024 Accreditor Investors- Conversion component

Input

December 31, 2024
Risk- free interest rate	4.26%
Expected term (years)	2.5
Expected volatility	143.23%
Underlying share price	6.9

Gottdiener-Black Scholes- option

Input

December 31, 2024
Risk- free interest rate	4.1-4.26%
Expected term (years)	2.19-2.85
Expected volatility	140-143.23%
Exercise price	5.0-7.0
Underlying share price	6.9

Gottdiener-Monte Carlo- Conversion component

Input

December 31, 2024
Risk- free interest rate	4.4%
Expected term (years)	0.59
Expected volatility	135.82%
Underlying share price	6.9

Claymore-Black Scholes- option

Input

December 31, 2024
Risk- free interest rate	4.27-4.68%
Expected term (years)	1.63-2.91
Expected volatility	140.24-143.57%
Exercise price	5.0-7.0
Underlying share price	6.9

Claymore-Black Scholes- Conversion component

December 31, 2024
Risk- free interest rate	4.24-4.25%
Expected term (years)	1.63-1.91
Expected volatility	143.57%
Exercise price	5.0
Underlying share price	6.9

Claymore- Monte Carlo- Conversion component

Input

December 31, 2024
Risk- free interest rate	4.25%
Expected term (years)	0.45
Expected volatility	135.38%
Underlying share price	6.9

JJ-Black Scholes- option

Input

December 31, 2024
Risk- free interest rate	4.32%
Expected term (years)	5
Expected volatility	143.23%
Exercise price	8.5
Underlying share price	6.9

The following table presents the changes in the fair value of liabilities:

	Public Warrants	Private Warrants	Conversion Component	Total

Fair value as of December 31, 2023	$217	$5,830	$4,215	$10,262
Issuance of conversion component related to the convertible loans.	-	-	2,411	2,411
Issuance of warrants related to the convertible loans	-	10,370	-	10,370
Exercise of warrants	-	(886)	-	(886)
Conversion of convertible loans into ordinary shares	-	-	(4,220)	(4,220)
Change in fair value	366	(2,038)	2,734	1,062
Adjustments arising from translating financial statements from functional currency to presentation currency	-	25	1	26
Fair value as of December 31, 2024	$583	$13,301	$5,141	$19,025